Note 17 - Related Parties - Outstanding Balances and Transactions (Details) - USD ($) $ in Thousands			12 Months Ended
		Oct. 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
- Repurchase of shares			$ 146,068	$ 749	$ 49,049
Receivables			58,821	2,650
Payables			4,125	1,505
Star X [member]
Statement Line Items [Line Items]
- Interest income on receivable from sale of Star X (Note 13)			1,285
Beijing OFY [member]
Statement Line Items [Line Items]
Sales of goods and services			256	1,069	543
Receivables			0	46
Payables			(0)	(0)
Kunlun Tech Limited [member]
Statement Line Items [Line Items]
Sales of goods and services			1,055	0	0
Kunlun			5,737	2,207	2,367
Receivables	[1]		57,700	781
Payables	[1]		3,516	794
Mobimagic Digital Tech [member]
Statement Line Items [Line Items]
Sales of goods and services			0	0	496
Kunlun			(0)	(0)	9,719
nHorizon [member]
Statement Line Items [Line Items]
Sales of goods and services			543	456	133
Kunlun			1,777	(0)	(0)
Receivables			32	734
Payables			483	571
Nanobank [member]
Statement Line Items [Line Items]
Sales of goods and services			0	0	693
Kunlun			(0)	(0)	23,007
Other transactions			0	0	264,936
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Sales of goods and services			0	0	13,819
Receivables			589	589
Payables			126	140
Wisdom Connection III Holding [member]
Statement Line Items [Line Items]
Receivables			500	500
Payables			(0)	(0)
Qifei International Development Co, Ltd [member]
Statement Line Items [Line Items]
- Repurchase of shares		$ 128,600	128,563	0	0
Kunlun Tech [member]
Statement Line Items [Line Items]
- Share-based payment expense (Note 5)			1,865	0	0
- Sale of shares in Star X (Note 13)			83,468	0	0
- Interest income on receivable from sale of Star X (Note 13)				$ 0	$ 0
Kunlun Tech [member] | Star X [member]
Statement Line Items [Line Items]
- Interest income on receivable from sale of Star X (Note 13)			$ 1,285

[1]	Of the total amount of receivables due from Kunlun as of December 31, 2022, the receivable from the sale of Star X amounted to US$56.4 million.